EXCLUSIVE SUPPLY AND PURCHASE AGREEMENTS	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Exclusive supply and purchase agreement [Abstract]
EXCLUSIVE SUPPLY AND PURCHASE AGREEMENTS
24.	EXCLUSIVE SUPPLY AND PURCHASE AGREEMENTS

The Company entered into a Development, Supply and Manufacturing Agreement with the manufacturer of the 40mm blunt impact projectile (“BIP”) on August 1, 2017. This agreement requires the Company to order and purchase only from the BIP manufacturer certain BIP assemblies and components for use by the Company to produce less-lethal and training projectiles as described in the agreement. The agreement is for a term of four years with an automatic extension for additional one-year terms if neither party has given written notice of termination at least 60 days prior to the end of the then-current term. The agreement does not contain any minimum purchase commitments. Purchases from the BIP manufacturer were $0 and $0.07 million for the six months ended May 31, 2021 and 2020, respectively. Purchases from the BIP manufacturer were $0 and $0.06 million for the three months ended May 31, 2021 and 2020, respectively. Notice has been provided and this Development, Supply and Manufacturing Agreement will not be extended after August 1, 2021.

21.	EXCLUSIVE SUPPLY AND PURCHASE AGREEMENTS

The Company executed a manufacturing agreement with Roboro effective December 1, 2019 (binding agreement July 2019), whereby Roboro is its exclusive manufacturer in South Africa of various products including the Byrna® HD. Roboro’s manufacturing activities include plastic molding component production and assembly, dispatch and other services. The contract term was through November 30, 2021 with two-year renewal terms. Roboro provided manufacturing services during the year ended November 20, 3019. Effective May 5, 2020, the Company acquired 100% of the outstanding common shares of Roboro for $500,000. See Note 5, “Business Combination,” for additional information. Purchases from Roboro were approximately $102,000 from December 1, 2019 up until the acquisition date. Purchases from Roboro were approximately $55,713 during the year ended November 30, 2019.

The Company entered into a Development, Supply and Manufacturing Agreement with the BIP manufacturer in August 1, 2017. This agreement requires the Company to order and purchase only from the BIP manufacturer certain BIP assemblies and components for use by the Company to produce less-lethal and training projectiles as described in the agreement. The agreement is for a term of four years with an automatic extension for additional one-year terms if neither party has given written notice of termination at least 60 days prior to the end of the then- current term. The agreement does not contain any minimum purchase commitments. Purchases from the BIP manufacturer were $205,132 and $195,733 for the years ended November 30, 2020 and 2019, respectively.

The Company entered a License and Supply Agreement with Safariland, LLC (“Safariland”) on May 1, 2017. This agreement provides the Company to license and sell only to Safariland certain BIP standard payloads for integration with and production of Safariland’s Defense Technology brand less-lethal impact munitions to be sold in North America. This agreement is for a term of four years with an automatic extension for an additional one-year term if neither party has given written notice of termination at least 90 days prior to the end of the then-current term. The Company recognized revenues from sales to Safariland of $24,850 and $0 for the years ended November 30, 2020 and 2019, respectively.